Share-based Compensation - Summary of Share Option Activity (Detail) - Share Incentive Plan 2015 [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding Beginning | shares	0
Number of share options, Granted | shares	53,737
Number of share options, Exercised | shares	0
Number of share options, Forfeited | shares	0
Number of share options, Outstanding Ending | shares	53,737
Number of share options, Vested | shares	53,737
Number of share options, Exercisable | shares	53,737
Weighted average grant date fair value, Outstanding Beginning	$ 0
Weighted average grant date fair value, Granted	2.2624
Weighted average grant date fair value, Exercised	0
Weighted average grant date fair value, Forfeited	0
Weighted average grant date fair value, Outstanding Ending	2.2624
Weighted average grant date fair value, Vested	2.2624
Weighted average grant date fair value, Exercisable	2.2624
Weighted average exercise price, Outstanding Beginning	0
Weighted average exercise price, Granted	5.8853
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited	0
Weighted average exercise price, Outstanding Ending	5.8853
Weighted average exercise price, Vested	5.8853
Weighted average exercise price, Exercisable	$ 5.8853